Discontinued operation - Additional Information (Details)	Aug. 31, 2021 CNY (¥)
Lianwai School [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deconsolidation loss	¥ 249,359,993